Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2021	¥ 22,782
2022	11,308
2023	6,453
2024	2,503
2025	¥ 2,503